Leases	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Leases [Abstract]
Leases

14. Leases

The Company accounted for leases in accordance with ASU No. 2016-02, Leases (Topic 842) for all periods presented. The Company leases certain supermarkets and office facilities from third parties. Some of the Company’s leases include one or more options to renew, which are typically at the Company’s sole discretion. The Company evaluates the renewal options, and when it is reasonably certain of exercise, it will include the renewal period in its lease term. New lease modifications result in re-measurement of the right of use (“ROU”) assets and lease liabilities. Operating ROU assets and lease liabilities are recognized at the lease commencement date, based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments in a similar economic environment and over a similar term.

The Company’s leases mainly consist of store rent and copier rent. The store lease detail information is listed below:

Store	Lease Term Due
Maison Monrovia*	August 31, 2055 (with extension)
Maison San Gabriel	November 30, 2030
Maison El Monte	July 14, 2028
Maison Monterey Park	May 1, 2028

*        On April 1, 2023, the Company renewed lease of Maison Monrovia for additional five years with new monthly based rent of $40,000 for first year and 3% increase for each of the next four years. On July 6, 2023, the Company and the lessor entered an amendment to lease and the lessor will provide monthly basic rent abatement of $5,000 from August 1, 2023 through March 31, 2024, $2,500 from April 1, 2024 through March 31, 2025, and $1,000 from April 1, 2025 through March 31, 2026. As a result of increased monthly base rent, the Company remeasured the lease and found the ROU and lease liability of this lease increased by $3.62 million for each.

As of July 31, 2023, the average remaining term of the supermarkets’ store lease is 9.87 years.

In June and November 2022, the Company entered three leases for three copiers with terms of 63 months for each. As of July 31, 2023, the average remaining term of the copier lease is 4.29 years.

The copier lease detail information is listed below:

Store	Lease Term Due
Maison Monrovia	January 1, 2028
Maison San Gabriel	January 1, 2028
Maison Monterey Park	August 1, 2027

The Company’s total lease expenses under ASC 842 are $0.78 million and $0.56 million for the three months ended July 31, 2023 and 2022, respectively. The Company’s ROU assets and lease liabilities are recognized using an effective interest rate of range 4.5% to 6.25%, which was determined using the Company’s incremental borrowing rate.

The Company’s operating ROU assets and lease liabilities were as follows:

	July 31, 2023	April 30, 2023
Operating ROU:
ROU assets – supermarket leases	$22,010,209	$22,517,925
ROU assets – copier leases	26,328	27,265
Total operating ROU assets	$22,036,537	$22,545,190
	July 31, 2023	April 30, 2023
Operating lease obligations:
Current operating lease liabilities	$1,780,559	$1,761,182
Non-current operating lease liabilities	22,251,277	22,711,760
Total lease liabilities	$24,031,836	$24,472,942

As of July 31, 2023, the five-year maturity of the Company’s operating lease liabilities is as follow:

Years Ending July 31,	Operating lease liabilities
2024	$2,805,260
2025	2,865,825
2026	2,926,578
2027	2,980,223
2028	2,866,526
Thereafter	24,218,071
Total lease payments	38,662,483
Less: interest	(14,630,647)
Present value of lease liabilities	$24,031,836

13. Leases

The Company accounted for leases in accordance with ASU No. 2016-02, Leases (Topic 842), for all periods presented. The Company leases certain supermarkets and office facilities from third parties. Some of the Company’s leases include one or more options to renew, which are typically at the Company’s sole discretion. The Company evaluates the renewal options, and, when it is reasonably certain of exercise, it will include the renewal period in its lease term. New lease modifications result in re-measurement of the right of use (“ROU”) assets and lease liabilities. Operating ROU assets and lease liabilities are recognized at the lease commencement date, based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

The Company’s leases mainly consist of store rent and copier rent. The store lease detail information is listed below:

Store	Lease Term Due
Maison Monrovia*	August 31, 2055 (with extension)
Maison San Gabriel	November 30, 2030
Maison El Monte	July 14, 2028
Maison Monterey Park	May 1, 2028

*        On April 1, 2023, the Company renewed lease of Maison Monrovia for additional five years with new monthly based rent of $40,000 for first year and 3% increase for each of the next four years. On July 6, 2023, the Company and the lessor entered an amendment to lease, and the lessor will provide monthly basic rent abatement of $5,000 from August 1, 2023 through March 31, 2024, $2,500 from April 1, 2024 through March 31, 2025, and $1,000 from April 1, 2025 through March 31, 2026. As a result of increased monthly base rent, the Company remeasured the lease, the ROU and lease liability of this lease increased by $3.62 million for each.

As of April 30, 2023, the average remaining term of the supermarkets’ store lease is 10.07 years.

In June and November 2022, the Company entered three leases for three copiers with terms of 63 months for each. As of April 30, 2023, the average remaining term of the copier lease is 4.54 years.

The copier lease detail information is listed below:

Store	Lease Term Due
Maison Monrovia	January 1, 2028
Maison San Gabriel	January 1, 2028
Maison Monterey Park	August 1, 2027

The Company’s total lease expenses under ASC 842 are $2.72 million and $1.80 million for the years ended April 30, 2023 and 2022, respectively. The Company’s ROU assets and lease liabilities are recognized using an effective interest rate of range 4.5% to 6.25%, which was determined using the Company’s incremental borrowing rate.

The Company’s operating ROU assets and lease liabilities were as follows:

	April 30, 2023	April 30, 2022
Operating ROU:
ROU assets – supermarket leases	$22,517,925	$15,895,258
ROU assets – copier leases	27,265	—
Total operating ROU assets	$22,545,190	$15,895,258
	April 30, 2023	April 30, 2022
Operating lease obligations:
Current operating lease liabilities	$1,761,182	$1,065,852
Non-current operating lease liabilities	22,711,760	16,552,469
Total lease liabilities	$24,472,942	$17,618,321

As of April 30, 2023, the five-year maturity of the Company’s operating lease liabilities is as follow:

Years Ending April 30,	Operating lease liabilities
2024	$2,805,392
2025	2,850,248
2026	2,912,281
2027	2,968,699
2028	3,012,436
Thereafter	24,822,830
Total lease payments	39,371,886
Less: interest	(14,898,944)
Present value of lease liabilities	$24,472,942